Intrepid Capital Management Funds Trust
3652 South Third Street
Suite 200
Jacksonville Beach, FL 32250

February 2, 2007

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Intrepid Capital Management Funds Trust
File Nos. 333-118634 and 811-21265

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Intrepid Capital Management Funds Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 29, 2007, and filed electronically as Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (904) 246-3433.

Sincerely,

/s/Donald C. White

Donald C. White, Secretary
Intrepid Capital Management Funds Trust